Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss for the period	$ (4,158,314)	$ (1,403,770)	$ (5,553,341)	$ (2,497,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	343,220		467,111
Depreciation	3,841	15,698	7,719	31,847
Write-down of assets held for sale		193,750		193,750
Unrealized gain on marketable equity securities	(287,994)	(303,152)	(1,218,770)	(339,084)
Amortized interest on term deposits	(289,643)	(397,395)	(700,849)	(781,773)
Changes in non-cash working capital:
Increase in interest on income tax payable	198,962		394,005
Decrease in severance accrual			(743,511)	(531,981)
Decrease in contingent value rights accrual		(111,694)		(111,694)
Net increase in prepaid expense and other	(502,981)	(653,342)	(290,521)	(325,203)
Net increase in payables and accrued expenses	1,638,266	486,800	2,296,887	351,937
Net cash used in operating activities	(3,054,643)	(2,173,105)	(5,341,270)	(4,010,037)
Cash Flows from Investing Activities:
Purchase of term deposits	(5,073,416)	(17,375,708)	(11,308,723)	(30,453,013)
Proceeds from maturity of term deposits	21,642,826	10,200,000	30,192,001	20,400,000
Net cash provided by (used in) investing activities	16,569,410	(7,175,708)	18,883,278	(10,053,013)
Cash Flows from Financing Activities:
Proceeds from private placement of common shares	15,000,002		15,000,002
Proceeds from exercise of stock options	64,350		256,350
Financing fees	(812,761)		(812,761)
Net cash provided by financing activities	14,251,591		14,443,591
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	27,766,358	(9,348,813)	27,985,599	(14,063,050)
Cash and cash equivalents - beginning of period	8,748,403	10,666,252	8,529,162	15,380,489
Cash and cash equivalents - end of period	$ 36,514,761	$ 1,317,439	$ 36,514,761	$ 1,317,439